Investment Securities (Summary) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	$ 67,790	$ 63,514
Securities available for sale debt securities, unrealized gains	1,471	710
Securities available for sale debt securities, unrealized losses	(98)	(835)
Securities available for sale debt securities, fair value	69,163	63,389
Held-to-maturity, debt securities	17,661	19,312
Held-to-maturity securities, unrealized gains	423	118
Held-to-maturity securities, unrealized losses	(40)	(411)
Held-to-maturity securities, fair value	18,044	19,019
US Treasury and Government Agencies Securities
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	16,150	18,104
Securities available for sale debt securities, unrealized gains	382	133
Securities available for sale debt securities, unrealized losses	(16)	(137)
Securities available for sale debt securities, fair value	16,516	18,100
Held-to-maturity, debt securities	776	758
Held-to-maturity securities, unrealized gains	56	28
Held-to-maturity securities, unrealized losses		(23)
Held-to-maturity securities, fair value	832	763
Residential mortgage-backed Securities | Mortgage-backed Securities Agency
Available-for-sale [Line Items]
Held-to-maturity, debt securities	14,419	15,740
Held-to-maturity securities, unrealized gains	270	32
Held-to-maturity securities, unrealized losses	(26)	(358)
Held-to-maturity securities, fair value	14,663	15,414
Residential mortgage-backed Securities | Mortgage-backed Securities Non-agency
Available-for-sale [Line Items]
Held-to-maturity, debt securities	133	152
Held-to-maturity securities, unrealized gains	7	2
Held-to-maturity securities, fair value	140	154
Commercial Mortgage Backed Securities | Mortgage-backed Securities Agency
Available-for-sale [Line Items]
Held-to-maturity, debt securities	59	143
Held-to-maturity securities, unrealized gains	1	1
Held-to-maturity securities, unrealized losses		(1)
Held-to-maturity securities, fair value	60	143
Commercial Mortgage Backed Securities | Mortgage-backed Securities Non-agency
Available-for-sale [Line Items]
Held-to-maturity, debt securities	430	488
Held-to-maturity securities, unrealized gains	4	1
Held-to-maturity securities, unrealized losses		(1)
Held-to-maturity securities, fair value	434	488
Asset-backed Securities
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	5,044	4,933
Securities available for sale debt securities, unrealized gains	78	59
Securities available for sale debt securities, unrealized losses	(8)	(20)
Securities available for sale debt securities, fair value	5,114	4,972
Held-to-maturity, debt securities	52	182
Held-to-maturity securities, unrealized gains		1
Held-to-maturity securities, fair value	52	183
Other debt
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	2,788	3,821
Securities available for sale debt securities, unrealized gains	121	96
Securities available for sale debt securities, unrealized losses	(1)	(38)
Securities available for sale debt securities, fair value	2,908	3,879
Held-to-maturity, debt securities	1,792	1,849
Held-to-maturity securities, unrealized gains	85	53
Held-to-maturity securities, unrealized losses	(14)	(28)
Held-to-maturity securities, fair value	1,863	1,874
Mortgage-backed Securities Agency | Residential mortgage-backed Securities
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	35,847	29,413
Securities available for sale debt securities, unrealized gains	517	104
Securities available for sale debt securities, unrealized losses	(43)	(524)
Securities available for sale debt securities, fair value	36,321	28,993
Mortgage-backed Securities Agency | Commercial Mortgage Backed Securities
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	3,094	2,630
Securities available for sale debt securities, unrealized gains	42	13
Securities available for sale debt securities, unrealized losses	(18)	(66)
Securities available for sale debt securities, fair value	3,118	2,577
Mortgage-backed Securities Non-agency | Residential mortgage-backed Securities
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	1,515	1,924
Securities available for sale debt securities, unrealized gains	302	300
Securities available for sale debt securities, unrealized losses	(3)	(13)
Securities available for sale debt securities, fair value	1,814	2,211
Mortgage-backed Securities Non-agency | Commercial Mortgage Backed Securities
Available-for-sale [Line Items]
Securities available for sale debt securities, amortized cost	3,352	2,689
Securities available for sale debt securities, unrealized gains	29	5
Securities available for sale debt securities, unrealized losses	(9)	(37)
Securities available for sale debt securities, fair value	$ 3,372	$ 2,657